Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss		$ (54,738)	$ (4,152)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation and amortization		26,982	23,114
Amortization of contract costs		827	653
Non-cash interest income		(2,983)	0
Non-cash interest expense		9,949	2,338
Non-cash rent expense		18,278	12,986
Gain on sale of property and equipment		(13,905)	(15,333)
Gain on lease termination		(29)	(143)
Change in fair value of derivative liability		14,589	(470)
Provision for credit losses		2,557	30
Realized losses on investment securities		238	400
Change in fair value of warrant liability		334	0
Gain on extinguishment of debt		(14,843)	0
Stock-based compensation		882	0
Gain on forgiveness of CARES Act loan		(339)	0
Changes in operating assets and liabilities, net of effects from acquisitions:
Other receivables		465	(5,680)
Parts and supplies inventory		730	(3,892)
Prepaid expenses and other current assets		344	(1,981)
Operating lease liabilities		(16,353)	(12,784)
Other assets		(187)	(551)
Other current liabilities		2,416	11,757
Other non-current liabilities		13,051	3,664
Net cash flows from operating activities		8,665	45,639
Cash flows from investing activities:
Capitalized development costs		(802)	(520)
Purchases of property and equipment		(83,636)	(145,970)
Proceeds from sales of property and equipment		41,964	60,542
Purchases of engine overhauls		(20,791)	(21,104)
Purchases of investments		(103,951)	(70,457)
Proceeds from sale of investments		105,185	10,243
Net cash flows from investing activities		(62,031)	(167,266)
Cash flows from financing activities:
Proceeds from Merger, net of transaction costs		8,350	0
Proceeds from issuance of debt		131,840	88,197
Repayment of debt		(56,660)	(51,952)
Proceeds from issuance of Bridge Notes		0	85,000
Payment of deferred financing costs		(3,261)	(71)
Payment of debt issuance costs		(1,096)	(133)
Proceeds from notes receivable noncontrolling interest		4,181	261
Cash contributions from members		3,959	10,078
Cash distributions to members		(33,662)	(9,037)
Cash contributions - noncontrolling interests		9,541	14,549
Cash distributions - noncontrolling interests		(21,379)	(13,217)
Net cash flows from financing activities		41,813	123,675
Net decrease in cash and cash equivalents		(11,553)	2,048
Cash and cash equivalents at beginning of period		23,179	21,131
Cash and cash equivalents at end of period		11,626	23,179
Supplemental disclosure of cash flow information:
Cash paid for interest		12,274	5,953
Non-cash investing and financing activities:
Reclassification of LGM Enterprises, LLC members' deficit to accumulated deficit in connection with the Merger		80,748	0
Non-cash directors and officers insurance		2,518	0
Conversion of Bridge Notes held by affiliates of EGA Sponsor into shares of flyExclusive Class A common stock in connection with the Merger		83,267	0
Conversion of Bridge Notes held by non-affiliates into shares of flyExclusive Class A common stock in connection with the Merger		12,236	0
Conversion of LGM Common Units to flyExclusive Class B Common Stock in connection with the Merger		6	0
Initial value of short-term notes payable - related party recognized in connection with the Merger		3,947	0
Initial public and private placement warrant liabilities recognized in connection with the Merger		2,248	0
Exchange of EGA public warrants for flyExclusive Class A common stock		82	0
Redeemable noncontrolling interest resulting from the Merger		42,431	0
Change in redemption value of redeemable noncontrolling interest		5,826	0
Excise tax payable		1,032	0
Non-cash transfer of aircraft and related debt	[1]	6,589	0
Payable to underwriter as reimbursement for shares purchased on Closing Date		17	0
Equity-classified obligation - Amended Underwriting Agreement		3,324	0
Prepaid expenses assumed in connection with the Merger		70	0
Accounts payable assumed in connection with the Merger		1,092	0
Other current liabilities assumed in connection with the Merger		1,642	0
Non-cash impact of specific incremental costs directly attributable to the offering of securities in connection with the closing of the Merger as reduction to APIC		4,528	0
Transfers from prepaid engine overhaul to property and equipment		11,409	10,274
Change in purchases of property and equipment in accounts payable		930	994
Unrealized change in fair value of available-for-sale securities		407	498
Initial fair value of derivative liability		0	1,441
Debt issuance costs included in accounts payable		0	260
Right of use asset impact for new leases		48,807	16,801
Non-cash exchanges of aircraft ownership interests		7,319	0
Non-cash aircraft sale-leaseback transactions		23,100	0
Fractional Ownership
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue		33,338	27,807
Guaranteed Revenue Program
Changes in operating assets and liabilities, net of effects from acquisitions:
Deferred revenue		(37,500)	12,500
Private Placement Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability		130	0
Public Warrants
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrant liability		204	0
Nonrelated Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable		13,240	(6,256)
Accounts payable		7,680	4,454
Related Party
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable		3,714	(2,867)
Accounts payable		$ (72)	$ 45

[1]	Cash distributions to members for the year ended December 31, 2023 excludes the non-cash distribution to members of an aircraft, net of the aircraft's related debt, of $6,589. As such, total cash and non-cash distributions to members totaled $40,429, which consist of the non-cash distributions of $6,589 plus the cash distributions of $33,662.